Net Financial Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Financial Expense [Abstract]
Interest on long-term debt	$ 7,142	$ 7,339
Interest on lease liabilities	338	466
Amortization of finance costs	190	242
Interest accretion on balances of purchase price payable	1,186	675
Financing fees	1,003	562
Interest income	(390)	(402)
Finance costs	$ 9,469	$ 8,882